Consolidated Statements of Members' Equity - USD ($) $ in Millions	Accumulated Other Comprehensive (Loss) Income	Alight Holdings	Alight Holdings Common Class A	Alight Holdings Common Class A-1 Units	Alight Holdings Common Class B Units	Alight Holdings Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2019	$ (25)	$ 805	$ 804	$ 15	$ 11	$ (25)
Balance, units at Dec. 31, 2019			123,700	1,683	1,107
Comprehensive (loss) income, net of tax		(120)	$ (102)	$ (1)		(17)
Distribution of members' equity		(3)	(3)
Restricted share units vested, net of units withheld in lieu of taxes		(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units				172	717
Unit repurchases		(3)		$ (2)	$ (1)
Unit repurchases, units				(55)	(88)
Share-based compensation expense		5		$ 1	$ 4
Balance at Dec. 31, 2020	(42)	683	$ 699	$ 12	$ 14	(42)
Balance, units at Dec. 31, 2020			123,700	1,800	1,736
Comprehensive (loss) income, net of tax		6	$ (25)			31
Restricted share units vested, net of units withheld in lieu of taxes		(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units				92	441
Unit repurchases		(2)		$ (1)	$ (1)
Unit repurchases, units				(75)	(89)
Share-based compensation expense		5		$ 1	$ 4
Balance at Jun. 30, 2021	$ (11)	$ 691	$ 674	$ 11	$ 17	$ (11)
Balance, units at Jun. 30, 2021			123,700	1,817	2,088